Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

pay-versus-performance

			AVERAGE SUMMARY	AVERAGE	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (4)
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(2)	COMPENSATION ACTUALLY PAID TO PEO ($)(3)	COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS ($)(2)	COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS ($)(3)	TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(5)	NET INCOME ($ IN MM)	ADJUSTED EBITDA ($ IN MM) (6)
2024	4,570,358	5,602,927	1,541,625	1,786,473	99.6	153.3	57.3	136.0
2023	3,217,764	3,742,351	967,579	1,121,492	67.8	104.3	13.9	75.3
2022	3,801,960	(307,784)	899,163	308,911	52.5	77.8	(34.1)	17.0
2021	3,103,804	3,587,147	1,125,138	1,114,133	138.8	71.7	49.4	127.4
2020	3,300,791	5,711,252	1,226,647	1,571,869	116.2	83.3	66.1	151.1

(1)
Lasse J. Petterson served as the Company’s principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022, 2023 and 2024 and the Company’s other named executive officers for the applicable years were as follows:
-
2024: Christopher G. Gunsten; David J. Johanson; Scott L. Kornblau; and Vivienne R. Schiffer.
-
2023: Eleni Beyko; Christopher G. Gunsten; David J. Johanson; Scott L. Kornblau; and Vivienne R. Schiffer.
-
2022: Eleni Beyko; Scott L. Kornblau; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2021: Scott L. Kornblau; Mark W. Marinko; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2020: Mark W. Marinko; David E. Simonelli; James J. Tastard; William H. Hanson; Kathleen M. LaVoy; and Annette W. Cyr.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Petterson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the named executive officers for the applicable year other than Mr. Petterson.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Petterson and for the average of the other named executive officer is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of Ameresco, Inc., Argan, Inc., Badger Infrastructure Solutions Ltd., Construction Partners, Inc., Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., KLX Energy/Services Holdings, Inc., Limbach Holdings, Inc., Logistec Corporation, Matrix Service Company, Mistras Group, Inc., Newpark Resources, Inc., Northwest Pipe Company, NV5 Global, Inc., Oil States International, Inc., Orion Group Holdings, Inc., ProPetro Holding Corp., Sterling Infrastructure, Inc., Team, Inc. and Tidewater Inc. The differences in the TSR Peer Group from the previous year include adding Forum Energy Technologies, Inc., KLX Energy/Services Holdings, Inc., Newpark Resources, Inc., Oil States International, Inc., and ProPetro Holding Corp. from the offshore oil and gas industry to reflect the Company's expanded talent pool and also adding Northwest Pipe Company due to comparability to the Company from a size and industry perspective; and removing Hill International, Inc. and Infrastructure and Energy Alternatives, Inc. based on M&A/privatization activity over the past year and also removing Helmerich & Payne, Inc., IES Holdings, Inc., MYR Group, Inc. and Oceaneering International, Inc. as each was no longer deemed comparable to the Company in terms of revenue size. If we had continued using the same benchmarking peer group, the cumulative peer group TSR, assuming $100 invested in such peer group including reinvestment of dividends, would have been $106.0 for 2020, $103.7 for 2021, $111.1 for 2022, $167.3 for 2023 and $253.4 for 2024.
(6)
As noted in the CD&A, for 2024, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Company’s 2024 annual incentive compensation program. Adjusted EBITDA is a non-GAAP financial measure that represents net income excluding certain items which we do not believe are indicative of our ordinary results of operations. A reconciliation of Adjusted EBITDA is provided in Appendix A, with Adjusted EBITDA for incentive purposes further adjusted to exclude the write-down for unbudgeted advisory and financing fees for strategic initiatives; unbudgeted equipment write downs/retirements; solely at the discretion of the Committee.

reconciliation of compensation actually paid adjustments

YEAR	TOTAL COMPENSATION REPORTED IN SUMMARY COMPENSATION TABLE	(MINUS) VALUE OF STOCK AWARDS REPORTED	PLUS YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED AND VESTED DURING FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS AND VESTED DURING FISCAL YEAR	(MINUS) PRIOR YEAR-END FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR AND WERE FORFEITED DURING FISCAL YEAR	COMPENSATION ACTUALLY PAID
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Lasse J. Petterson
2024	4,570,358	(2,041,010)	2,223,193	627,945	—	222,441	—	5,602,927
2023	3,217,764	(1,570,000)	2,345,841	293,458	—	(6,231)	(538,481)	3,742,351
2022	3,801,960	(2,971,996)	1,132,981	(731,570)	—	(113,768)	(1,425,391)	(307,784)
2021	3,103,804	(1,366,286)	1,033,610	454,725	—	1,176,741	(815,447)	3,587,147
2020	3,300,791	(1,160,000)	3,222,199	368,870	—	115,069	135,677	5,711,252
Average other named executive officer(h)
2024	1,541,625	(614,558)	720,660	128,578	—	10,168	—	1,786,473
2023	967,579	(331,276)	471,439	39,956	—	(985)	(25,221)	1,121,492
2022	899,163	(500,712)	189,048	(108,345)	—	(26,446)	(143,798)	308,911
2021	1,125,138	(406,642)	400,649	55,170	—	45,478	(105,660)	1,114,133
2020	1,226,647	(206,647)	521,995	44,331	—	8,095	(22,552)	1,571,869
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other Named Executive Officers, amounts shown represent averages.
(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)
See footnote 1 above for the named executive officers included in the average for each year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Lasse J. Petterson served as the Company’s principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022, 2023 and 2024 and the Company’s other named executive officers for the applicable years were as follows:
-
2024: Christopher G. Gunsten; David J. Johanson; Scott L. Kornblau; and Vivienne R. Schiffer.
-
2023: Eleni Beyko; Christopher G. Gunsten; David J. Johanson; Scott L. Kornblau; and Vivienne R. Schiffer.
-
2022: Eleni Beyko; Scott L. Kornblau; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2021: Scott L. Kornblau; Mark W. Marinko; Vivienne R. Schiffer; David E. Simonelli; and James J. Tastard.
-
2020: Mark W. Marinko; David E. Simonelli; James J. Tastard; William H. Hanson; Kathleen M. LaVoy; and Annette W. Cyr.

Peer Group Issuers, Footnote
(5)
The TSR Peer Group consists of Ameresco, Inc., Argan, Inc., Badger Infrastructure Solutions Ltd., Construction Partners, Inc., Forum Energy Technologies, Inc., Helix Energy Solutions Group, Inc., KLX Energy/Services Holdings, Inc., Limbach Holdings, Inc., Logistec Corporation, Matrix Service Company, Mistras Group, Inc., Newpark Resources, Inc., Northwest Pipe Company, NV5 Global, Inc., Oil States International, Inc., Orion Group Holdings, Inc., ProPetro Holding Corp., Sterling Infrastructure, Inc., Team, Inc. and Tidewater Inc. The differences in the TSR Peer Group from the previous year include adding Forum Energy Technologies, Inc., KLX Energy/Services Holdings, Inc., Newpark Resources, Inc., Oil States International, Inc., and ProPetro Holding Corp. from the offshore oil and gas industry to reflect the Company's expanded talent pool and also adding Northwest Pipe Company due to comparability to the Company from a size and industry perspective; and removing Hill International, Inc. and Infrastructure and Energy Alternatives, Inc. based on M&A/privatization activity over the past year and also removing Helmerich & Payne, Inc., IES Holdings, Inc., MYR Group, Inc. and Oceaneering International, Inc. as each was no longer deemed comparable to the Company in terms of revenue size. If we had continued using the same benchmarking peer group, the cumulative peer group TSR, assuming $100 invested in such peer group including reinvestment of dividends, would have been $106.0 for 2020, $103.7 for 2021, $111.1 for 2022, $167.3 for 2023 and $253.4 for 2024.

PEO Total Compensation Amount	$ 4,570,358	$ 3,217,764	$ 3,801,960	$ 3,103,804	$ 3,300,791
PEO Actually Paid Compensation Amount	$ 5,602,927	3,742,351	(307,784)	3,587,147	5,711,252
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Petterson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the named executive officers for the applicable year other than Mr. Petterson.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Petterson and for the average of the other named executive officer is set forth following the footnotes to this table.

Non-PEO NEO Average Total Compensation Amount	$ 1,541,625	967,579	899,163	1,125,138	1,226,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,786,473	1,121,492	308,911	1,114,133	1,571,869
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Petterson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the named executive officers for the applicable year other than Mr. Petterson.

(3)
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Petterson and for the average of the other named executive officer is set forth following the footnotes to this table.

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Company Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP and Cumulative TSR / Cumulative TSR of the Peer Group
Tabular List, Table

The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Compensation Committee to link compensation actually paid to the named executive officers for 2024. Please see the “CD&A” for a further description of the metrics used in the Company’s executive compensation program.

•
Adjusted EBITDA
•
Adjusted EBIT
•
G&A + OH
•
Contract margin
•
Year-end dredging backlog (40%)
•
Stock Price

Total Shareholder Return Amount	$ 99.6	67.8	52.5	138.8	116.2
Peer Group Total Shareholder Return Amount	153.3	104.3	77.8	71.7	83.3
Net Income (Loss)	$ 57,300,000	$ 13,900,000	$ (34,100,000)	$ 49,400,000	$ 66,100,000
Company Selected Measure Amount	136,000,000	75,300,000	17,000,000	127,400,000	151,100,000
PEO Name	Lasse J. Petterson	Lasse J. Petterson	Lasse J. Petterson	Lasse J. Petterson	Lasse J. Petterson
Reconciliation Of Compensation Actually Paid Adjustment [Table Text Block]

reconciliation of compensation actually paid adjustments

YEAR	TOTAL COMPENSATION REPORTED IN SUMMARY COMPENSATION TABLE	(MINUS) VALUE OF STOCK AWARDS REPORTED	PLUS YEAR-END FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS	PLUS FAIR VALUE AT VESTING OF STOCK AWARDS GRANTED AND VESTED DURING FISCAL YEAR	PLUS/(MINUS) CHANGE IN FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEARS AND VESTED DURING FISCAL YEAR	(MINUS) PRIOR YEAR-END FAIR VALUE OF STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR AND WERE FORFEITED DURING FISCAL YEAR	COMPENSATION ACTUALLY PAID
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)(g)	($)
Lasse J. Petterson
2024	4,570,358	(2,041,010)	2,223,193	627,945	—	222,441	—	5,602,927
2023	3,217,764	(1,570,000)	2,345,841	293,458	—	(6,231)	(538,481)	3,742,351
2022	3,801,960	(2,971,996)	1,132,981	(731,570)	—	(113,768)	(1,425,391)	(307,784)
2021	3,103,804	(1,366,286)	1,033,610	454,725	—	1,176,741	(815,447)	3,587,147
2020	3,300,791	(1,160,000)	3,222,199	368,870	—	115,069	135,677	5,711,252
Average other named executive officer(h)
2024	1,541,625	(614,558)	720,660	128,578	—	10,168	—	1,786,473
2023	967,579	(331,276)	471,439	39,956	—	(985)	(25,221)	1,121,492
2022	899,163	(500,712)	189,048	(108,345)	—	(26,446)	(143,798)	308,911
2021	1,125,138	(406,642)	400,649	55,170	—	45,478	(105,660)	1,114,133
2020	1,226,647	(206,647)	521,995	44,331	—	8,095	(22,552)	1,571,869
(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the Average Other Named Executive Officers, amounts shown represent averages.
(b)
Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)
Represents the change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the applicable named executive officer as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(f)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(h)
See footnote 1 above for the named executive officers included in the average for each year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
As noted in the CD&A, for 2024, the Compensation Committee determined that Adjusted EBITDA continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Company’s 2024 annual incentive compensation program. Adjusted EBITDA is a non-GAAP financial measure that represents net income excluding certain items which we do not believe are indicative of our ordinary results of operations. A reconciliation of Adjusted EBITDA is provided in Appendix A, with Adjusted EBITDA for incentive purposes further adjusted to exclude the write-down for unbudgeted advisory and financing fees for strategic initiatives; unbudgeted equipment write downs/retirements; solely at the discretion of the Committee.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	G&A + OH
Measure:: 4
Pay vs Performance Disclosure
Name	Contract margin
Measure:: 5
Pay vs Performance Disclosure
Name	Year-end dredging backlog (40%)
Measure:: 6
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,041,010)	$ (1,570,000)	$ (2,971,996)	$ (1,366,286)	$ (1,160,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,223,193	2,345,841	1,132,981	1,033,610	3,222,199
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,945	293,458	(731,570)	454,725	368,870
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,441	(6,231)	(113,768)	1,176,741	115,069
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(538,481)	(1,425,391)	(815,447)	(135,677)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(614,558)	(331,276)	(500,712)	(406,642)	(206,647)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	720,660	471,439	189,048	400,649	521,995
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	128,578	39,956	(108,345)	55,170	44,331
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,168	(985)	(26,446)	45,478	8,095
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (25,221)	$ (143,798)	$ (105,660)	$ (22,552)